Offerings	May 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	58,887,030
Proposed Maximum Offering Price per Unit	8.46
Maximum Aggregate Offering Price	$ 498,184,273.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,799.25
Offering Note	Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. Capitalized terms used but not defined herein shall have the meanings assigned to such terms in the Registration Statement on Form S-1 to which this fee table relates. Estimated in accordance with Rule 457(c) under the Securities Act solely for the purpose of calculating the registration fee, based on the average of the high and low reported trading prices of Enhanced Group Inc.'s Class A common stock as reported on the New York Stock Exchange on May 8, 2026, such date being within five business days prior to the date that the Registration Statement was filed with the U.S. Securities and Exchange Commission.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share, underlying SAFE Warrants
Amount Registered | shares	2,000,080
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 20,000,800.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,762.11
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. Estimated in accordance with Rule 457(g) under the Securities Act solely for the purpose of calculating the registration fee, based on the maximum offering price per share of Enhanced Group Inc.'s Class A common stock issuable upon exercise of the SAFE Warrants, which are exercisable at $10.00 per share.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share, underlying Consultant Warrants
Amount Registered | shares	817,005
Proposed Maximum Offering Price per Unit	9.32
Maximum Aggregate Offering Price	$ 7,614,486.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,051.56
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. Estimated in accordance with Rule 457(g) under the Securities Act solely for the purpose of calculating the registration fee, based on the maximum offering price per share of Enhanced Group Inc.'s Class A common stock issuable upon exercise of the Consultant Warrants, which are exercisable at $9.32 per share.